INVESTMENTS - Equity Securities Without Readily Determinable Fair Values (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INVESTMENTS
Investments in wealth management products	¥ 156,031,572	$ 22,622,451	¥ 147,458,675
Available-for-sale debt securities of Yibon
Amortized cost	103,701,474		103,701,474
Gross unrecognized holding gains	2,791,663		2,791,663
Gross unrecognized holding losses	(2,786,931)
Available-for-sale debt investment, fair value	¥ 103,706,206	$ 15,035,986	¥ 106,493,137